File Nos. 333-21311 and 811-08049

As filed with the Securities and Exchange Commission on March 20, 2015

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 40

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 42

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact Name of Registrant as Specified in Charter)

165 Mason Street

Greenwich, Connecticut 06830

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 622-2978

Linda R. Killian, C.F.A.

165 Mason Street

Greenwich, Connecticut 06830

(Name and Address of Agent for Service)

Copy to:

Michael W. Mundt, Esq

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036-2652

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b).

☒on April 20, 2015 pursuant to paragraph (b).

60 days after filing pursuant to paragraph (a)(1).

on (date) pursuant to paragraph (a)(1).

75 days after filing pursuant to paragraph (a)(2).

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Information Classification: Limited Access

EXPLANATORY NOTE

This Post-Effective Amendment No. 40 to the Registration Statement of RENAISSANCE CAPITAL GREENWICH FUNDS (the “Trust” or the “Registrant”) on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of delaying, until April 20, 2015, the effectiveness of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A related to Renaissance Europe IPO ETF, Renaissance Asia Pacific IPO ETF, Renaissance Technology IPO ETF, Renaissance Consumer IPO ETF, which was filed with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on July 28, 2014 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

Information Classification: Limited Access

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 40 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, and the State of Connecticut, on this 20th day of March, 2015.

RENAISSANCE CAPITAL GREENWICH FUNDS

(Registrant)

By: /s/ William K. Smith

William K. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the following capacities and on the 20th day of March, 2015.

/s/ William K. Smith                                        President

William K. Smith

/s/ Kathleen S. Smith                                      Vice President, Treasurer,

Kathleen Shelton Smith                                   Chief Compliance Officer, Chairperson, Interested Trustee

/s/ Linda R. Killian                                          Vice President, Secretary, and Chief Investment Officer

Linda R. Killian

/s/ Warren K. Greene*                                   Independent Trustee

Warren K. Greene

/s/ Gerald W. Puschel*                                   Independent Trustee

Gerald W. Puschel

/s/ Walter E. Auch*                                        Independent Trustee

Walter E. Auch

/s/ Kathleen S. Smith

By Kathleen Shelton Smith

*Attorney In Fact

Information Classification: Limited Access